Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.6%
AeroVironment, Inc.
(a) (b)
................. 7,112 $ 1,077,610
BWX Technologies, Inc. ................ 18,915 2,064,005
Curtiss-Wright Corp. ................... 11,502 3,966,925
Hexcel Corp. ........................ 4,233 205,174
Intuitive Machines, Inc. , Class A
(b)
.......... 24,295 199,219
Loar Holdings, Inc.
(a) (b)
.................. 6,412 606,447
Moog, Inc. , Class A ................... 2,269 379,490
Rocket Lab USA, Inc.
(b)
................. 76,762 1,672,644
10,171,514
Automobile Components — 0.7%
Autoliv, Inc. ......................... 26,470 2,467,798
BorgWarner, Inc. ..................... 29,414 834,769
Dana, Inc. .......................... 42,218 580,075
Mobileye Global, Inc. , Class A
(a) (b)
.......... 18,637 271,728
Modine Manufacturing Co.
(b)
............. 38,293 3,126,241
Phinia, Inc. ......................... 56,696 2,276,344
Visteon Corp.
(b)
...................... 14,934 1,182,624
10,739,579
Automobiles — 0.3%
Harley-Davidson, Inc. .................. 96,202 2,156,849
Thor Industries, Inc. ................... 21,303 1,542,763
Winnebago Industries, Inc. .............. 15,876 505,174
4,204,786
Banks — 6.3%
1st Source Corp. ..................... 43,366 2,599,792
Associated Banc-Corp. ................. 64,639 1,425,936
Axos Financial, Inc.
(b)
.................. 53,366 3,387,674
BancFirst Corp. ...................... 20,302 2,391,982
Bancorp, Inc. (The)
(a) (b)
................. 68,772 3,322,375
Bank of Hawaii Corp. .................. 21,741 1,437,298
Bank of NT Butterfield & Son Ltd. (The) ...... 34,179 1,373,312
Bank OZK ......................... 30,068 1,280,897
BankUnited, Inc. ..................... 109,154 3,570,427
Capitol Federal Financial, Inc. ............ 56,997 323,173
City Holding Co. ..................... 3,289 381,096
Comerica, Inc. ....................... 58,339 3,135,721
Commerce Bancshares, Inc. ............. 63,622 3,864,400
Community Trust Bancorp, Inc. ........... 17,732 868,159
Cullen/Frost Bankers, Inc. ............... 33,331 3,882,062
Customers Bancorp, Inc.
(b)
............... 31,285 1,564,250
CVB Financial Corp. ................... 38,954 722,207
Eagle Bancorp, Inc. ................... 38,480 690,716
East West Bancorp, Inc. ................ 69,236 5,923,140
First Bancorp ....................... 178,787 3,511,377
First Citizens BancShares, Inc. , Class A
(a)
.... 2,692 4,789,445
First Financial Bankshares, Inc. ........... 20,303 680,354
First Hawaiian, Inc. ................... 53,147 1,214,940
First Horizon Corp. .................... 63,036 1,139,691
Flagstar Financial, Inc. ................. 83,010 972,047
Fulton Financial Corp. .................. 64,387 1,073,975
Hancock Whitney Corp. ................ 23,614 1,230,053
Hilltop Holdings, Inc. ................... 62,902 1,857,496
HomeStreet, Inc.
(b)
.................... 18,293 207,808
International Bancshares Corp. ........... 27,784 1,695,935
Kearny Financial Corp. ................. 43,203 270,451
Metropolitan Bank Holding Corp.
(b)
......... 29,797 1,845,328
NBT Bancorp, Inc. .................... 15,855 671,301
OFG Bancorp ....................... 117,765 4,634,053
Pathward Financial, Inc. ................ 43,275 3,434,737
Pinnacle Financial Partners, Inc. ........... 14,436 1,447,065
Security
Shares
Shares Value
Banks (continued)
Popular, Inc. ........................ 97,705 $ 9,323,011
Preferred Bank ...................... 19,322 1,543,055
ServisFirst Bancshares, Inc. ............. 26,013 1,852,646
SouthState Corp. ..................... 2,716 235,694
Synovus Financial Corp. ................ 15,260 661,063
Texas Capital Bancshares, Inc.
(b)
.......... 6,736 459,058
Trustmark Corp. ..................... 52,709 1,768,387
UMB Financial Corp. .................. 20,089 1,899,817
WaFd, Inc. ......................... 62,923 1,795,193
Webster Financial Corp. ................ 15,632 739,394
Western Alliance Bancorp ............... 20,633 1,438,326
Wintrust Financial Corp. ................ 3,048 338,846
Zions Bancorp NA .................... 74,881 3,367,399
98,242,562
Beverages — 0.7%
Celsius Holdings, Inc.
(b)
................. 7,453 260,557
Coca-Cola Consolidated, Inc. ............. 3,359 4,554,166
Vita Coco Co., Inc. (The)
(a) (b)
............. 201,740 6,667,507
11,482,230
Biotechnology — 5.2%
(b)
ACADIA Pharmaceuticals, Inc. ............ 119,106 1,738,948
ADMA Biologics, Inc.
(a)
................. 67,722 1,611,784
Akero Therapeutics, Inc. ................ 14,334 653,774
Alkermes plc ........................ 192,185 5,529,162
Amicus Therapeutics, Inc. ............... 81,535 626,189
Anavex Life Sciences Corp.
(a)
............. 35,905 341,097
Apellis Pharmaceuticals, Inc. ............. 10,022 192,523
Apogee Therapeutics, Inc.
(a)
.............. 5,372 210,851
Arcellx, Inc.
(a)
....................... 29,540 1,918,623
Arcturus Therapeutics Holdings, Inc. ........ 19,890 254,791
Arcus Biosciences, Inc. ................. 51,254 448,472
Arrowhead Pharmaceuticals, Inc. .......... 16,387 227,615
ARS Pharmaceuticals, Inc.
(a)
............. 100,918 1,409,824
Beam Therapeutics, Inc.
(a)
............... 10,537 210,002
BioCryst Pharmaceuticals, Inc. ............ 295,918 2,618,874
Biohaven Ltd.
(a)
...................... 21,488 475,315
Blueprint Medicines Corp. ............... 30,036 2,688,222
Bridgebio Pharma, Inc.
(a)
................ 25,754 987,923
Catalyst Pharmaceuticals, Inc. ............ 198,818 4,829,289
CRISPR Therapeutics AG
(a)
.............. 8,964 346,638
Cullinan Therapeutics, Inc. .............. 65,468 542,075
Cytokinetics, Inc. ..................... 36,228 1,552,008
Day One Biopharmaceuticals, Inc. ......... 48,021 373,603
Denali Therapeutics, Inc. ................ 129,352 2,153,711
Dynavax Technologies Corp. ............. 128,213 1,506,503
Dyne Therapeutics, Inc.
(a)
............... 16,314 192,342
Erasca, Inc. ........................ 104,097 151,982
Exact Sciences Corp. .................. 50,677 2,312,898
Exelixis, Inc. ........................ 126,194 4,940,495
Halozyme Therapeutics, Inc.
(a)
............ 82,009 5,036,993
Insmed, Inc.
(a)
....................... 31,588 2,274,336
Ionis Pharmaceuticals, Inc.
(a)
............. 67,966 2,087,236
Janux Therapeutics, Inc. ................ 10,540 349,928
Madrigal Pharmaceuticals, Inc.
(a)
.......... 6,033 2,014,479
MiMedx Group, Inc. ................... 104,744 720,639
Natera, Inc.
(a)
....................... 48,620 7,338,217
Nurix Therapeutics, Inc. ................ 16,879 194,615
Nuvalent, Inc. , Class A ................. 37,743 2,896,775
PTC Therapeutics, Inc. ................. 27,830 1,387,047
Revolution Medicines, Inc.
(a)
.............. 11,570 467,197
Rhythm Pharmaceuticals, Inc. ............ 4,063 264,867
Sana Biotechnology, Inc.
(a)
............... 448,361 851,886
Sarepta Therapeutics, Inc. ............... 28,942 1,805,981

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Syndax Pharmaceuticals, Inc. ............ 12,105 $ 171,286
TG Therapeutics, Inc.
(a)
................. 45,767 2,082,856
United Therapeutics Corp. ............... 18,147 5,500,174
Vanda Pharmaceuticals, Inc.
(a)
............ 98,195 442,859
Vaxcyte, Inc. ........................ 17,123 613,688
Vera Therapeutics, Inc. , Class A ........... 34,941 816,571
Veracyte, Inc. ....................... 71,552 2,182,336
Viking Therapeutics, Inc.
(a)
............... 20,048 578,786
Xencor, Inc.
(a)
....................... 98,733 1,088,038
82,212,323
Broadline Retail — 0.8%
Dillard's, Inc. , Class A
(a)
................. 13,239 4,589,432
Etsy, Inc.
(b)
......................... 77,925 3,388,179
Global-e Online Ltd.
(b)
.................. 20,281 728,291
Kohl's Corp.
(a)
....................... 133,383 893,666
Macy's, Inc. ........................ 219,810 2,510,230
QVC Group, Inc.
(a) (b)
................... 903,822 135,573
12,245,371
Building Products — 1.9%
A O Smith Corp. ..................... 7,127 483,638
Advanced Drainage Systems, Inc. ......... 14,640 1,661,494
Allegion plc ......................... 20,261 2,820,331
Apogee Enterprises, Inc. ................ 36,591 1,451,565
AZEK Co., Inc. (The) , Class A
(b)
........... 25,095 1,243,708
Carlisle Cos., Inc. .................... 16,531 6,273,184
CSW Industrials, Inc.
(a)
................. 3,785 1,182,737
Griffon Corp. ........................ 38,017 2,589,338
JELD-WEN Holding, Inc.
(b)
............... 107,168 591,567
Masterbrand, Inc.
(b)
................... 11,585 140,758
Owens Corning ...................... 19,574 2,846,255
Quanex Building Products Corp. ........... 17,363 285,448
Simpson Manufacturing Co., Inc. .......... 14,451 2,220,974
Trex Co., Inc.
(a) (b)
..................... 61,227 3,540,145
UFP Industries, Inc. ................... 31,970 3,160,235
30,491,377
Capital Markets — 3.4%
Acadian Asset Management, Inc. .......... 8,900 239,766
Affiliated Managers Group, Inc. ........... 22,605 3,744,066
Cohen & Steers, Inc. .................. 6,024 459,752
Donnelley Financial Solutions, Inc.
(b)
........ 33,033 1,592,191
Evercore, Inc. , Class A ................. 37,566 7,711,924
Federated Hermes, Inc. , Class B .......... 46,871 1,903,431
Houlihan Lokey, Inc. , Class A ............. 17,444 2,827,324
Interactive Brokers Group, Inc. , Class A ...... 49,755 8,550,397
Invesco Ltd. ........................ 99,153 1,381,201
Janus Henderson Group plc ............. 122,335 4,062,745
Jefferies Financial Group, Inc. ............ 89,780 4,195,419
Lazard, Inc. ........................ 35,678 1,387,874
Moelis & Co. , Class A .................. 3,800 203,604
Piper Sandler Cos. .................... 15,408 3,715,177
Stifel Financial Corp. .................. 27,674 2,371,385
StoneX Group, Inc.
(b)
.................. 14,588 1,291,986
TPG, Inc. , Class A .................... 38,808 1,802,632
Virtu Financial, Inc. , Class A .............. 31,130 1,218,740
XP, Inc. , Class A ..................... 308,671 4,969,603
53,629,217
Chemicals — 1.6%
Ashland, Inc. ........................ 30,634 1,666,183
Avient Corp. ........................ 65,754 2,190,266
Axalta Coating Systems Ltd.
(b)
............ 51,394 1,670,305
Balchem Corp. ...................... 4,556 713,242
Cabot Corp. ........................ 20,845 1,637,166
Security
Shares
Shares Value
Chemicals (continued)
Element Solutions, Inc. ................. 99,973 $ 2,040,449
FMC Corp. ......................... 32,628 1,367,766
Hawkins, Inc. ....................... 8,390 1,021,734
Huntsman Corp. ..................... 94,429 1,256,850
Ingevity Corp.
(b)
...................... 12,619 416,175
Innospec, Inc. ....................... 6,665 596,384
Mativ Holdings, Inc. ................... 104,394 533,453
Mosaic Co. (The) ..................... 65,390 1,987,856
Olin Corp. .......................... 41,608 899,565
Perimeter Solutions, Inc.
(b)
............... 100,075 1,013,760
RPM International, Inc. ................. 29,530 3,152,328
Scotts Miracle-Gro Co. (The) ............. 45,938 2,314,356
24,477,838
Commercial Services & Supplies — 1.3%
ACCO Brands Corp. ................... 399,028 1,540,248
Brady Corp. , Class A, NVS .............. 41,621 2,925,540
Brink's Co. (The) ..................... 11,828 1,055,531
Cimpress plc
(b)
....................... 24,799 1,042,054
Clean Harbors, Inc.
(b)
.................. 4,763 1,018,996
CoreCivic, Inc.
(b)
..................... 97,206 2,200,744
Deluxe Corp. ........................ 62,999 919,785
GEO Group, Inc. (The)
(b)
................ 64,908 2,030,322
HNI Corp. .......................... 10,685 451,976
Interface, Inc.
(a)
...................... 58,095 1,092,186
MSA Safety, Inc. ..................... 2,059 324,128
Steelcase, Inc. , Class A ................ 107,565 1,067,045
Tetra Tech, Inc. ...................... 129,373 4,035,144
19,703,699
Communications Equipment — 0.5%
(b)
Ciena Corp. ........................ 26,705 1,793,508
Extreme Networks, Inc. ................. 197,383 2,597,560
NETGEAR, Inc. ...................... 18,861 454,927
NetScout Systems, Inc. ................. 85,914 1,805,912
Viavi Solutions, Inc. ................... 47,627 503,894
7,155,801
Construction & Engineering — 2.5%
AECOM ........................... 32,840 3,239,666
API Group Corp.
(a) (b)
................... 44,368 1,678,442
Arcosa, Inc. ........................ 7,906 633,033
Argan, Inc. ......................... 21,515 3,294,592
Comfort Systems USA, Inc. .............. 18,063 7,180,946
Dycom Industries, Inc.
(b)
................ 2,168 363,248
EMCOR Group, Inc. ................... 34,050 13,643,835
Everus Construction Group, Inc.
(b)
.......... 15,707 632,050
Fluor Corp.
(b)
........................ 27,753 968,302
IES Holdings, Inc.
(b)
................... 4,343 854,181
Sterling Infrastructure, Inc.
(b)
............. 29,306 4,379,196
Valmont Industries, Inc. ................. 5,878 1,723,547
WillScot Holdings Corp. ................ 44,661 1,121,884
39,712,922
Construction Materials — 0.1%
Knife River Corp.
(a) (b)
................... 14,013 1,308,534
Consumer Finance — 1.0%
Bread Financial Holdings, Inc. ............ 4,515 214,237
Credit Acceptance Corp.
(b)
............... 3,340 1,627,983
Green Dot Corp. , Class A
(b)
.............. 43,433 363,534
LendingTree, Inc.
(b)
.................... 10,336 533,234
Navient Corp. ....................... 230,758 2,856,784
OneMain Holdings, Inc. ................. 54,463 2,563,573
PROG Holdings, Inc. .................. 65,380 1,723,417
SLM Corp. ......................... 120,517 3,484,147

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
SoFi Technologies, Inc.
(a) (b)
.............. 233,604 $ 2,922,386
16,289,295
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc. , Class A ............ 142,279 3,127,292
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 14,679 1,725,663
Casey's General Stores, Inc. ............. 3,551 1,642,657
Ingles Markets, Inc. , Class A ............. 61,135 3,771,418
Sprouts Farmers Market, Inc.
(a) (b)
.......... 62,722 10,725,462
United Natural Foods, Inc.
(b)
.............. 21,808 582,492
US Foods Holding Corp.
(b)
............... 49,700 3,263,302
Walgreens Boots Alliance, Inc. ............ 305,345 3,349,635
28,187,921
Containers & Packaging — 0.4%
Amcor plc .......................... 205 1,881
Graphic Packaging Holding Co. ........... 168,765 4,271,442
Greif, Inc. , Class A, NVS ................ 3,341 175,336
O-I Glass, Inc.
(b)
...................... 47,204 597,603
Sealed Air Corp. ..................... 11,520 317,491
Sonoco Products Co. .................. 34,433 1,411,753
6,775,506
Diversified Consumer Services — 2.0%
ADT, Inc. .......................... 58,180 466,604
Adtalem Global Education, Inc.
(b)
.......... 9,626 1,022,281
Coursera, Inc.
(b)
...................... 239,735 2,018,569
Duolingo, Inc. , Class A
(b)
................ 22,592 8,799,132
Frontdoor, Inc.
(b)
...................... 8,499 349,394
H&R Block, Inc. ...................... 123,587 7,460,947
Perdoceo Education Corp. ............... 183,949 4,620,799
Service Corp. International .............. 24,305 1,941,970
Stride, Inc.
(b)
........................ 29,245 4,160,101
Udemy, Inc.
(b)
....................... 68,104 467,874
31,307,671
Diversified Telecommunication Services — 0.7%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 29,040 674,018
Bandwidth, Inc. , Class A
(b)
............... 86,975 1,080,229
Frontier Communications Parent, Inc.
(b)
...... 63,995 2,319,819
IDT Corp. , Class B .................... 13,106 658,577
IHS Holding Ltd.
(b)
.................... 134,713 660,094
Liberty Global Ltd. , Class A
(b)
............. 147,875 1,619,231
Liberty Global Ltd. , Class C, NVS
(b)
......... 105,459 1,195,905
Liberty Latin America Ltd. , Class A
(b)
........ 212,374 1,151,067
Liberty Latin America Ltd. , Class C, NVS
(b)
.... 45,053 247,792
Lumen Technologies, Inc.
(a) (b)
............. 512,810 1,815,347
11,422,079
Electric Utilities — 1.0%
Hawaiian Electric Industries, Inc.
(b)
......... 122,113 1,282,187
IDACORP, Inc. ...................... 63,926 7,549,021
OGE Energy Corp. .................... 53,465 2,426,242
Oklo, Inc.
(a) (b)
........................ 17,733 420,981
Otter Tail Corp. ...................... 14,640 1,162,123
Portland General Electric Co. ............. 27,077 1,140,483
TXNM Energy, Inc. .................... 43,035 2,289,462
16,270,499
Electrical Equipment — 1.5%
Acuity, Inc. ......................... 21,154 5,153,326
American Superconductor Corp.
(b)
......... 25,720 510,542
Array Technologies, Inc.
(a) (b)
.............. 174,493 834,077
Atkore, Inc. ......................... 22,003 1,405,332
EnerSys ........................... 7,405 641,273
Fluence Energy, Inc. , Class A
(a) (b)
.......... 81,647 333,936
Generac Holdings, Inc.
(b)
................ 11,212 1,282,429
Security
Shares
Shares Value
Electrical Equipment (continued)
NEXTracker, Inc. , Class A
(b)
.............. 5,863 $ 238,096
nVent Electric plc ..................... 122,163 6,707,970
Powell Industries, Inc. .................. 22,855 4,184,979
Regal Rexnord Corp. .................. 12,774 1,352,000
Thermon Group Holdings, Inc.
(b)
........... 31,529 827,006
23,470,966
Electronic Equipment, Instruments & Components — 2.6%
Advanced Energy Industries, Inc. .......... 2,508 244,304
Arlo Technologies, Inc.
(b)
................ 81,469 800,840
Arrow Electronics, Inc.
(b)
................ 27,998 3,117,857
Badger Meter, Inc. .................... 13,105 2,893,846
Belden, Inc. ........................ 12,906 1,330,738
Coherent Corp.
(b)
..................... 5,855 376,594
Crane NXT Co. ...................... 28,269 1,326,381
ePlus, Inc.
(b)
........................ 16,229 1,012,040
Fabrinet
(b)
.......................... 4,269 875,401
Flex Ltd.
(b)
.......................... 151,991 5,219,371
Insight Enterprises, Inc.
(b)
............... 7,147 988,287
Itron, Inc.
(b)
......................... 16,764 1,865,666
Jabil, Inc.
(a)
......................... 65,851 9,651,123
Knowles Corp.
(b)
..................... 79,849 1,256,823
Littelfuse, Inc. ....................... 3,839 699,888
Mirion Technologies, Inc. , Class A
(b)
........ 71,188 1,123,347
Napco Security Technologies, Inc. ......... 40,821 932,760
Novanta, Inc.
(b)
...................... 14,836 1,763,407
OSI Systems, Inc.
(a) (b)
.................. 1,850 378,769
Sanmina Corp.
(b)
..................... 33,869 2,600,801
Vishay Intertechnology, Inc. .............. 97,998 1,272,994
Vontier Corp. ........................ 24,054 765,158
40,496,395
Energy Equipment & Services — 0.9%
Archrock, Inc. ....................... 92,374 2,173,560
ChampionX Corp. .................... 67,169 1,620,788
Helmerich & Payne, Inc. ................ 51,334 969,699
Nabors Industries Ltd.
(b)
................ 17,207 461,836
NOV, Inc. .......................... 139,433 1,618,817
Oceaneering International, Inc.
(b)
.......... 73,004 1,295,821
Oil States International, Inc.
(b)
............. 39,432 138,407
Patterson-UTI Energy, Inc. .............. 242,019 1,364,987
Select Water Solutions, Inc. , Class A ........ 80,260 683,815
Transocean Ltd.
(a) (b)
................... 151,196 322,048
Weatherford International plc ............. 76,348 3,160,807
13,810,585
Entertainment — 0.0%
Roku, Inc. , Class A
(b)
.................. 11,467 781,820
Financial Services — 2.2%
Affirm Holdings, Inc. , Class A
(b)
............ 48,913 2,433,911
AvidXchange Holdings, Inc.
(b)
............. 95,345 775,155
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 109,853 4,207,370
Euronet Worldwide, Inc.
(a) (b)
.............. 15,361 1,522,275
EVERTEC, Inc. ...................... 13,364 453,574
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 8,905 1,561,314
Flywire Corp.
(b)
...................... 33,715 317,258
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 43,782 1,093,674
Jackson Financial, Inc. , Class A ........... 10,246 798,266
MGIC Investment Corp. ................ 69,336 1,727,160
Mr Cooper Group, Inc.
(b)
................ 76,797 9,139,611
NCR Atleos Corp.
(b)
................... 6,370 177,850
PennyMac Financial Services, Inc. ......... 6,890 671,362

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Radian Group, Inc. .................... 32,070 $ 1,024,316
Rocket Cos., Inc. , Class A
(a)
.............. 23,014 297,111
StoneCo Ltd. , Class A
(b)
................ 96,621 1,358,491
Toast, Inc. , Class A
(b)
.................. 109,356 3,890,886
Voya Financial, Inc. ................... 37,252 2,205,318
Walker & Dunlop, Inc. .................. 3,905 298,889
WEX, Inc.
(b)
......................... 9,761 1,272,542
35,226,333
Food Products — 0.7%
Adecoagro SA
(a)
...................... 141,346 1,320,172
B&G Foods, Inc. ..................... 62,675 431,831
Cal-Maine Foods, Inc. .................. 4,398 410,641
Flowers Foods, Inc. ................... 51,325 902,807
Hain Celestial Group, Inc. (The)
(b)
.......... 130,795 397,617
John B Sanfilippo & Son, Inc. ............. 38,171 2,529,592
Lancaster Colony Corp. ................ 2,384 388,068
Pilgrim's Pride Corp. ................... 33,199 1,812,001
Post Holdings, Inc.
(b)
................... 5,747 650,388
Tootsie Roll Industries, Inc. .............. 6,411 205,152
TreeHouse Foods, Inc.
(a) (b)
............... 13,035 303,585
Utz Brands, Inc. , Class A ................ 27,519 365,727
Vital Farms, Inc.
(b)
.................... 28,989 992,583
WK Kellogg Co. ...................... 62,778 1,125,610
11,835,774
Gas Utilities — 1.0%
MDU Resources Group, Inc. ............. 38,806 665,135
National Fuel Gas Co. ................. 39,016 2,995,648
New Jersey Resources Corp. ............. 54,044 2,644,913
Northwest Natural Holding Co. ............ 4,785 206,234
ONE Gas, Inc. ....................... 32,069 2,517,737
Southwest Gas Holdings, Inc. ............ 2,802 202,332
Spire, Inc. .......................... 32,451 2,483,800
UGI Corp. .......................... 127,238 4,172,134
15,887,933
Ground Transportation — 0.8%
Avis Budget Group, Inc.
(b)
............... 22,539 2,087,788
Landstar System, Inc. .................. 9,626 1,291,328
Lyft, Inc. , Class A
(b)
.................... 146,157 1,812,347
Ryder System, Inc. .................... 31,229 4,299,296
Saia, Inc.
(b)
......................... 2,560 624,640
XPO, Inc.
(a) (b)
........................ 25,225 2,676,877
12,792,276
Health Care Equipment & Supplies — 2.3%
AtriCure, Inc.
(b)
...................... 16,910 505,778
Cerus Corp.
(b)
....................... 491,640 648,965
CONMED Corp. ...................... 16,834 826,718
Dentsply Sirona, Inc. .................. 299,975 4,169,652
Embecta Corp. ...................... 20,664 251,894
Envista Holdings Corp.
(a) (b)
............... 61,024 981,266
Glaukos Corp.
(b)
...................... 12,592 1,186,796
Globus Medical, Inc. , Class A
(a) (b)
.......... 5,950 427,031
Haemonetics Corp.
(b)
.................. 36,242 2,283,971
Inmode Ltd.
(b)
....................... 43,908 619,103
Inspire Medical Systems, Inc.
(b)
........... 10,770 1,705,753
Integer Holdings Corp.
(b)
................ 6,250 789,438
iRhythm Technologies, Inc.
(a) (b)
............ 10,930 1,168,308
Lantheus Holdings, Inc.
(b)
............... 33,409 3,485,895
LeMaitre Vascular, Inc. ................. 4,231 383,921
LivaNova plc
(b)
....................... 68,387 2,530,319
Masimo Corp.
(b)
...................... 9,195 1,480,027
Merit Medical Systems, Inc.
(a) (b)
............ 24,737 2,336,410
OraSure Technologies, Inc.
(b)
............. 103,556 309,632
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Orthofix Medical, Inc.
(b)
................. 27,259 $ 379,173
Penumbra, Inc.
(b)
..................... 5,262 1,540,924
Sight Sciences, Inc.
(b)
.................. 59,228 180,645
Solventum Corp.
(a) (b)
................... 82,259 5,438,965
Teleflex, Inc. ........................ 16,659 2,283,116
35,913,700
Health Care Providers & Services — 1.8%
Alignment Healthcare, Inc.
(b)
............. 37,021 656,012
AMN Healthcare Services, Inc.
(b)
........... 25,237 515,592
Brookdale Senior Living, Inc.
(b)
............ 238,946 1,567,486
Chemed Corp. ....................... 9,477 5,510,970
Encompass Health Corp. ............... 8,709 1,018,866
Ensign Group, Inc. (The)
(a)
............... 17,535 2,261,840
Guardant Health, Inc.
(a) (b)
................ 88,904 4,198,936
HealthEquity, Inc.
(b)
.................... 2,273 194,841
Henry Schein, Inc.
(b)
................... 9,999 649,635
Hims & Hers Health, Inc. , Class A
(b)
......... 81,450 2,695,995
Joint Corp. (The)
(b)
.................... 16,383 163,994
Nano-X Imaging Ltd.
(a) (b)
................ 48,726 245,092
National Research Corp. ................ 33,720 383,059
Option Care Health, Inc.
(b)
............... 62,588 2,022,218
Owens & Minor, Inc.
(b)
.................. 63,822 450,583
PACS Group, Inc.
(b)
................... 51,009 491,217
Tenet Healthcare Corp.
(b)
................ 35,328 5,050,138
28,076,474
Health Care REITs — 0.3%
Medical Properties Trust, Inc.
(a)
............ 287,593 1,587,513
National Health Investors, Inc. ............ 10,241 774,936
Omega Healthcare Investors, Inc. .......... 42,491 1,659,274
4,021,723
Health Care Technology — 0.5%
Claritev Corp.
(a) (b)
..................... 7,967 178,700
Definitive Healthcare Corp. , Class A
(b)
....... 266,991 726,215
Doximity, Inc. , Class A
(b)
................ 52,084 2,962,538
Evolent Health, Inc. , Class A
(a) (b)
........... 24,002 236,660
Health Catalyst, Inc.
(b)
.................. 35,893 141,777
HealthStream, Inc. .................... 29,425 989,563
Teladoc Health, Inc.
(a) (b)
................. 301,222 2,165,786
Waystar Holding Corp.
(b)
................ 11,692 434,592
7,835,831
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. .............. 65,257 648,654
Pebblebrook Hotel Trust
(a)
............... 14,319 129,587
RLJ Lodging Trust .................... 41,064 287,859
Ryman Hospitality Properties, Inc. ......... 2,161 190,060
Service Properties Trust ................ 337,586 607,655
Sunstone Hotel Investors, Inc. ............ 28,526 237,907
Xenia Hotels & Resorts, Inc. ............. 36,591 390,792
2,492,514
Hotels, Restaurants & Leisure — 2.8%
Arcos Dorados Holdings, Inc. , Class A ....... 164,684 1,259,833
Bloomin' Brands, Inc. .................. 132,328 1,061,271
Boyd Gaming Corp. ................... 3,435 237,496
Brinker International, Inc.
(b)
.............. 9,355 1,256,376
Cava Group, Inc.
(b)
.................... 45,378 4,194,289
Cheesecake Factory, Inc. (The) ........... 8,284 417,265
Churchill Downs, Inc. .................. 4,700 424,927
Despegar.com Corp.
(b)
................. 64,605 1,257,213
Dine Brands Global, Inc. ................ 20,179 401,764
International Game Technology plc ......... 125,773 2,062,677
Jack in the Box, Inc. ................... 34,394 895,620
Life Time Group Holdings, Inc.
(b)
........... 20,682 634,110

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Light & Wonder, Inc. , Class A
(b)
............ 33,338 $ 2,846,398
MakeMyTrip Ltd.
(b)
.................... 29,446 3,086,530
Marriott Vacations Worldwide Corp. ......... 13,497 739,771
Papa John's International, Inc. ............ 17,732 612,286
Planet Fitness, Inc. , Class A
(b)
............ 15,831 1,497,454
PlayAGS, Inc.
(b)
...................... 61,185 741,562
Six Flags Entertainment Corp.
(a)
........... 23,503 808,738
Super Group SGHC Ltd. ................ 83,573 678,613
Sweetgreen, Inc. , Class A
(a) (b)
............. 12,404 241,630
Texas Roadhouse, Inc. ................. 6,729 1,116,745
Travel + Leisure Co. ................... 54,740 2,404,728
United Parks & Resorts, Inc.
(a) (b)
........... 53,890 2,352,298
Vail Resorts, Inc. ..................... 11,705 1,629,336
Wendy's Co. (The) .................... 122,467 1,530,837
Wingstop, Inc. ....................... 19,855 5,239,536
Wyndham Hotels & Resorts, Inc. .......... 23,295 1,987,064
Wynn Resorts Ltd. .................... 29,964 2,406,409
44,022,776
Household Durables — 1.6%
Cavco Industries, Inc.
(b)
................. 1,458 720,033
Champion Homes, Inc.
(b)
................ 8,187 708,176
Helen of Troy Ltd.
(b)
................... 7,718 215,023
Hovnanian Enterprises, Inc. , Class A
(b)
....... 7,218 698,702
Installed Building Products, Inc. ........... 6,615 1,096,965
KB Home .......................... 17,219 930,343
Lovesac Co. (The)
(b)
................... 51,142 994,712
Newell Brands, Inc. ................... 196,293 938,281
SharkNinja, Inc.
(b)
..................... 48,779 3,926,709
Somnigroup International, Inc. ............ 78,162 4,772,572
Sonos, Inc.
(b)
........................ 63,246 582,496
Taylor Morrison Home Corp.
(b)
............ 24,231 1,389,648
Toll Brothers, Inc. ..................... 26,191 2,641,886
TopBuild Corp.
(b)
..................... 10,795 3,192,729
TRI Pointe Homes, Inc.
(b)
................ 62,758 1,929,809
Whirlpool Corp. ...................... 7,855 599,179
25,337,263
Household Products — 0.1%
Central Garden & Pet Co. , Class A, NVS
(b)
.... 31,094 919,450
Energizer Holdings, Inc. ................ 6,824 184,521
Spectrum Brands Holdings, Inc. ........... 19,721 1,244,395
2,348,366
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) ..................... 212,741 2,127,410
Clearway Energy, Inc. , Class A ............ 95,640 2,615,754
Talen Energy Corp.
(a) (b)
................. 12,655 2,721,837
7,465,001
Industrial REITs — 0.6%
EastGroup Properties, Inc. .............. 9,721 1,588,606
First Industrial Realty Trust, Inc. ........... 109,506 5,210,295
Industrial Logistics Properties Trust ......... 289,880 759,486
LXP Industrial Trust ................... 134,018 1,057,402
STAG Industrial, Inc. .................. 18,992 627,306
9,243,095
Insurance — 3.1%
Ambac Financial Group, Inc.
(b)
............ 111,233 887,639
Assurant, Inc. ....................... 14,613 2,816,510
Assured Guaranty Ltd. ................. 52,882 4,639,338
Axis Capital Holdings Ltd. ............... 2,650 255,248
CNO Financial Group, Inc. ............... 76,327 2,895,846
Employers Holdings, Inc. ................ 6,767 328,809
First American Financial Corp. ............ 41,370 2,515,710
Genworth Financial, Inc. , Class A
(b)
......... 239,970 1,646,194
Security
Shares
Shares Value
Insurance (continued)
Hamilton Insurance Group Ltd. , Class B
(b)
.... 112,172 $ 2,075,182
Kinsale Capital Group, Inc. .............. 6,288 2,736,915
Lemonade, Inc.
(a) (b)
.................... 20,382 595,562
Mercury General Corp. ................. 18,105 1,003,379
Old Republic International Corp. ........... 202,104 7,599,110
Oscar Health, Inc. , Class A
(a) (b)
............ 125,779 1,636,385
Primerica, Inc. ....................... 17,192 4,505,508
RenaissanceRe Holdings Ltd. ............ 14,914 3,608,144
RLI Corp. .......................... 6,931 512,963
Ryan Specialty Holdings, Inc. , Class A ....... 30,565 2,002,313
Universal Insurance Holdings, Inc. ......... 27,431 664,928
Unum Group ........................ 47,385 3,679,919
White Mountains Insurance Group Ltd.
(a)
..... 1,496 2,644,105
49,249,707
Interactive Media & Services — 0.9%
Angi, Inc.
(b)
......................... 52,175 597,925
Bumble, Inc. , Class A
(b)
................. 241,294 1,018,261
Cargurus, Inc. , Class A
(b)
................ 56,825 1,588,827
Cars.com, Inc.
(b)
...................... 73,866 859,800
IAC, Inc.
(b)
.......................... 14,103 492,759
Match Group, Inc. .................... 58,702 1,741,101
Reddit, Inc. , Class A
(b)
.................. 33,402 3,893,671
Shutterstock, Inc. ..................... 63,321 1,010,603
Vimeo, Inc.
(b)
........................ 351,304 1,770,572
Yelp, Inc.
(b)
......................... 23,483 823,784
ZipRecruiter, Inc. , Class A
(a) (b)
............. 97,454 502,863
14,300,166
IT Services — 0.8%
(b)
ASGN, Inc.
(a)
........................ 2,742 138,142
Couchbase, Inc. ..................... 113,371 1,999,865
DXC Technology Co. .................. 18,289 283,845
Kyndryl Holdings, Inc.
(a)
................. 41,822 1,355,869
Rackspace Technology, Inc. .............. 105,112 142,952
Wix.com Ltd.
(a)
....................... 47,166 7,998,882
11,919,555
Leisure Products — 0.7%
Acushnet Holdings Corp. ................ 35,357 2,341,341
Brunswick Corp. ..................... 20,896 962,261
Hasbro, Inc. ........................ 65,688 4,066,087
Latham Group, Inc.
(a) (b)
................. 77,293 422,406
Mattel, Inc.
(b)
........................ 112,934 1,794,521
Polaris, Inc. ......................... 3,584 121,713
YETI Holdings, Inc.
(a) (b)
................. 37,547 1,071,967
10,780,296
Life Sciences Tools & Services — 0.7%
Bruker Corp. ........................ 38,690 1,549,921
Charles River Laboratories International, Inc.
(b)
. 3,737 443,283
Medpace Holdings, Inc.
(b)
............... 21,005 6,477,732
Mesa Laboratories, Inc. ................ 2,644 304,721
Repligen Corp.
(b)
..................... 10,136 1,398,667
Tempus AI, Inc.
(a) (b)
.................... 23,344 1,206,184
11,380,508
Machinery — 4.3%
AGCO Corp. ........................ 39,668 3,365,037
Allison Transmission Holdings, Inc. ......... 73,745 6,802,239
Crane Co. .......................... 37,344 6,011,637
Donaldson Co., Inc. ................... 43,606 2,866,222
Enerpac Tool Group Corp. , Class A ......... 35,206 1,421,266
Esab Corp.
(a)
........................ 25,614 3,076,754
Federal Signal Corp. .................. 4,234 344,775
Gates Industrial Corp. plc
(b)
.............. 33,800 639,496
Graco, Inc. ......................... 62,702 5,117,110

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Hillenbrand, Inc. ..................... 22,244 $ 449,996
ITT, Inc. ........................... 37,656 5,159,625
Kadant, Inc. ........................ 3,321 979,695
Lincoln Electric Holdings, Inc. ............ 4,785 843,117
Manitowoc Co., Inc. (The)
(b)
.............. 35,490 279,661
Middleby Corp. (The)
(a) (b)
................ 11,317 1,509,122
Mueller Industries, Inc. ................. 97,806 7,194,609
Nordson Corp. ....................... 10,615 2,012,286
REV Group, Inc. ..................... 45,320 1,481,964
SPX Technologies, Inc.
(b)
................ 33,399 4,480,476
Tennant Co. ........................ 12,027 867,868
Terex Corp. ......................... 64,507 2,270,646
Timken Co. (The) ..................... 40,863 2,625,448
Toro Co. (The) ....................... 25,822 1,763,126
Trinity Industries, Inc. .................. 28,012 703,101
Wabash National Corp. ................. 103,049 712,069
Watts Water Technologies, Inc. , Class A ...... 10,732 2,229,573
Worthington Enterprises, Inc. ............. 36,161 1,830,831
67,037,749
Marine Transportation — 0.2%
Matson, Inc. ........................ 23,202 2,531,106
ZIM Integrated Shipping Services Ltd. ....... 46,698 716,814
3,247,920
Media — 1.3%
AMC Networks, Inc. , Class A
(b)
............ 193,011 1,235,271
EchoStar Corp. , Class A
(a) (b)
.............. 89,330 2,008,138
John Wiley & Sons, Inc. , Class A .......... 24,144 1,053,644
Liberty Broadband Corp. , Class A
(b)
......... 82,876 7,380,108
New York Times Co. (The) , Class A ......... 40,851 2,126,703
Nexstar Media Group, Inc. ............... 8,327 1,246,219
Paramount Global , Class B, NVS .......... 178,572 2,096,435
Sinclair, Inc. , Class A .................. 11,091 159,710
Sirius XM Holdings, Inc. ................ 68,522 1,467,741
TEGNA, Inc. ........................ 92,717 1,504,797
20,278,766
Metals & Mining — 1.8%
Alcoa Corp. ......................... 59,939 1,470,304
Algoma Steel Group, Inc. ............... 27,382 140,059
Alpha Metallurgical Resources, Inc.
(b)
....... 10,460 1,269,321
ATI, Inc.
(b)
.......................... 44,200 2,403,596
Carpenter Technology Corp. ............. 15,763 3,083,400
Commercial Metals Co. ................. 42,916 1,911,479
Kaiser Aluminum Corp. ................. 3,127 201,566
Materion Corp. ...................... 4,060 337,021
Nexa Resources SA
(b)
.................. 36,577 213,610
Reliance, Inc. ....................... 29,076 8,380,575
Royal Gold, Inc. ...................... 17,712 3,236,160
Ryerson Holding Corp. ................. 22,271 520,696
United States Steel Corp. ............... 50,028 2,186,724
Warrior Met Coal, Inc. .................. 11,609 555,142
Worthington Steel, Inc. ................. 86,252 2,213,226
28,122,879
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp. ................ 311,538 2,750,881
BrightSpire Capital, Inc. , Class A .......... 91,818 460,008
Franklin BSP Realty Trust, Inc. ............ 12,079 137,459
Granite Point Mortgage Trust, Inc. ......... 295,711 582,551
Invesco Mortgage Capital, Inc. ............ 74,860 548,724
KKR Real Estate Finance Trust, Inc. ........ 61,542 569,263
Ladder Capital Corp. , Class A ............ 140,664 1,468,532
MFA Financial, Inc. .................... 248,224 2,437,560
Starwood Property Trust, Inc. ............. 54,302 1,042,055
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp. ............ 36,215 $ 429,872
10,426,905
Multi-Utilities — 0.0%
Black Hills Corp. ..................... 3,152 191,957
Unitil Corp. ......................... 3,404 199,678
391,635
Office REITs — 1.9%
Brandywine Realty Trust ................ 466,260 1,846,390
COPT Defense Properties ............... 18,956 494,941
Cousins Properties, Inc. ................ 49,398 1,360,421
Douglas Emmett, Inc. .................. 88,190 1,219,668
Equity Commonwealth
(c)
................ 118,058 1
Highwoods Properties, Inc. .............. 103,527 2,944,308
Hudson Pacific Properties, Inc. ............ 247,650 507,682
JBG SMITH Properties ................. 147,374 2,060,288
Kilroy Realty Corp. .................... 57,161 1,801,143
Office Properties Income Trust ............ 408,443 167,462
Paramount Group, Inc. ................. 646,357 2,772,872
Piedmont Office Realty Trust, Inc. , Class A .... 322,817 1,907,848
SL Green Realty Corp. ................. 117,262 6,169,154
Vornado Realty Trust .................. 177,523 6,263,011
29,515,189
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp. ................ 453,357 7,503,058
Antero Resources Corp.
(b)
............... 127,911 4,455,140
APA Corp. ......................... 177,501 2,758,365
Berry Corp. ......................... 71,822 178,119
California Resources Corp. .............. 30,417 1,049,691
Chord Energy Corp. ................... 3,855 347,837
CNX Resources Corp.
(a) (b)
............... 86,891 2,557,202
Core Natural Resources, Inc. ............. 4,793 346,102
CVR Energy, Inc. ..................... 85,922 1,620,489
Delek US Holdings, Inc. ................ 91,587 1,192,463
Dorian LPG Ltd. ...................... 26,137 559,855
DT Midstream, Inc. .................... 36,813 3,578,224
Expand Energy Corp. .................. 69,163 7,186,036
Gulfport Energy Corp.
(b)
................ 4,269 736,402
HF Sinclair Corp. ..................... 5,371 161,506
Kosmos Energy Ltd.
(b)
.................. 227,397 350,191
Murphy Oil Corp. ..................... 105,224 2,160,249
Ovintiv, Inc. ......................... 101,627 3,412,635
PBF Energy, Inc. , Class A ............... 13,346 229,284
Permian Resources Corp. , Class A ......... 24,791 292,534
Range Resources Corp. ................ 106,182 3,602,755
Sable Offshore Corp. , Class A
(b)
........... 23,615 440,656
SFL Corp. Ltd. ....................... 106,342 874,131
SM Energy Co. ...................... 41,580 947,608
W&T Offshore, Inc. .................... 104,158 119,782
46,660,314
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................. 58,560 5,054,313
Mercer International, Inc. ................ 145,634 650,984
Sylvamo Corp. ...................... 3,551 211,711
5,917,008
Passenger Airlines — 0.1%
Copa Holdings SA , Class A, NVS .......... 5,271 483,667
SkyWest, Inc.
(b)
...................... 10,895 971,507
1,455,174
Personal Care Products — 0.5%
BellRing Brands, Inc.
(b)
................. 14,520 1,120,073
Coty, Inc. , Class A
(b)
................... 135,309 683,310

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
Edgewell Personal Care Co. ............. 5,397 $ 164,878
elf Beauty, Inc.
(b)
..................... 29,334 1,814,895
Herbalife Ltd.
(b)
...................... 101,338 729,634
Interparfums, Inc. ..................... 10,877 1,187,768
Medifast, Inc.
(b)
...................... 63,992 840,855
Nu Skin Enterprises, Inc. , Class A .......... 104,961 664,403
Olaplex Holdings, Inc.
(a) (b)
............... 362,627 475,041
USANA Health Sciences, Inc.
(b)
........... 11,564 324,833
8,005,690
Pharmaceuticals — 1.5%
Amneal Pharmaceuticals, Inc. , Class A
(b)
..... 133,163 1,020,029
Amphastar Pharmaceuticals, Inc.
(b)
......... 27,433 669,640
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 230,850 1,179,643
Axsome Therapeutics, Inc.
(b)
............. 41,874 4,702,031
Corcept Therapeutics, Inc.
(a) (b)
............ 64,273 4,619,943
Elanco Animal Health, Inc.
(b)
.............. 103,096 977,350
EyePoint Pharmaceuticals, Inc.
(b)
.......... 79,366 541,276
Harrow, Inc.
(b)
....................... 16,906 418,762
Innoviva, Inc.
(b)
...................... 88,312 1,650,551
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 14,171 1,556,826
Perrigo Co. plc ...................... 63,478 1,632,654
Prestige Consumer Healthcare, Inc.
(b)
....... 19,429 1,578,218
Supernus Pharmaceuticals, Inc.
(b)
.......... 13,645 443,190
Tarsus Pharmaceuticals, Inc.
(b)
............ 33,024 1,714,276
Tilray Brands, Inc. , Class 2
(a) (b)
............ 324,104 157,223
22,861,612
Professional Services — 2.3%
Alight, Inc. , Class A ................... 214,726 1,097,250
Amentum Holdings, Inc.
(b)
............... 120,156 2,621,804
CACI International, Inc. , Class A
(b)
......... 586 268,312
Clarivate plc
(a) (b)
...................... 95,348 410,950
Conduent, Inc.
(b)
..................... 51,072 107,762
CRA International, Inc. ................. 3,207 520,176
Dun & Bradstreet Holdings, Inc. ........... 42,026 376,973
ExlService Holdings, Inc.
(b)
.............. 65,991 3,199,244
Exponent, Inc. ....................... 9,293 731,173
Fiverr International Ltd.
(a) (b)
............... 50,732 1,291,129
FTI Consulting, Inc.
(b)
.................. 3,465 576,160
Heidrick & Struggles International, Inc. ...... 119,503 4,663,007
Huron Consulting Group, Inc.
(a) (b)
.......... 38,048 5,128,490
ICF International, Inc. .................. 12,320 1,046,707
Insperity, Inc. ........................ 27,639 1,796,811
KBR, Inc. .......................... 31,857 1,682,368
Kforce, Inc. ......................... 50,576 1,932,003
Korn Ferry ......................... 4,372 269,752
Legalzoom.com, Inc.
(b)
................. 207,554 1,519,295
ManpowerGroup, Inc. .................. 10,738 462,486
Maximus, Inc. ....................... 9,847 659,355
Paylocity Holding Corp.
(b)
............... 12,695 2,438,710
Robert Half, Inc. ..................... 41,508 1,838,804
TriNet Group, Inc. .................... 12,929 1,012,729
UL Solutions, Inc. , Class A ............... 6,411 366,645
Upwork, Inc.
(a) (b)
...................... 17,878 235,096
36,253,191
Real Estate Management & Development — 0.4%
Anywhere Real Estate, Inc.
(b)
............. 237,426 821,494
Compass, Inc. , Class A
(b)
................ 46,702 360,540
Cushman & Wakefield plc
(b)
.............. 6,946 65,084
eXp World Holdings, Inc. ................ 130,614 1,196,424
Kennedy-Wilson Holdings, Inc. ............ 160,171 1,025,094
Redfin Corp.
(a) (b)
...................... 34,180 325,052
Security
Shares
Shares Value
Real Estate Management & Development (continued)
St. Joe Co. (The) ..................... 54,678 $ 2,313,973
6,107,661
Residential REITs — 0.3%
American Homes 4 Rent , Class A .......... 119,697 4,475,471
Apartment Investment & Management Co. , Class
A ............................. 63,145 499,477
4,974,948
Retail REITs — 1.6%
Alexander's, Inc. ..................... 8,448 1,743,667
Brixmor Property Group, Inc. ............. 237,042 5,904,716
Federal Realty Investment Trust ........... 9,280 872,506
InvenTrust Properties Corp. .............. 78,468 2,186,118
Kimco Realty Corp. ................... 114,633 2,290,367
Kite Realty Group Trust ................. 116,290 2,517,679
Macerich Co. (The) ................... 243,405 3,568,317
NNN REIT, Inc. ...................... 42,780 1,758,686
Tanger, Inc. ......................... 123,621 3,895,298
24,737,354
Semiconductors & Semiconductor Equipment — 2.2%
Astera Labs, Inc.
(a) (b)
................... 28,089 1,834,493
Axcelis Technologies, Inc.
(b)
.............. 27,973 1,370,118
Cirrus Logic, Inc.
(b)
.................... 26,043 2,501,170
Credo Technology Group Holding Ltd.
(b)
...... 42,568 1,832,552
Enphase Energy, Inc.
(b)
................. 51,682 2,304,500
Entegris, Inc. ........................ 40,889 3,235,138
Impinj, Inc.
(b)
........................ 15,883 1,463,301
Kulicke & Soffa Industries, Inc. ............ 41,393 1,334,096
Lattice Semiconductor Corp.
(a) (b)
........... 61,419 3,005,232
MACOM Technology Solutions Holdings, Inc.
(b)
. 12,421 1,288,679
MKS Instruments, Inc. ................. 12,960 909,014
Onto Innovation, Inc.
(b)
................. 16,786 2,047,388
Penguin Solutions, Inc.
(a) (b)
............... 28,012 478,165
Power Integrations, Inc. ................ 3,090 151,781
Qorvo, Inc.
(b)
........................ 25,205 1,806,442
Rambus, Inc.
(b)
...................... 82,080 4,004,683
Rigetti Computing, Inc.
(a) (b)
............... 17,752 157,460
Semtech Corp.
(a) (b)
.................... 38,992 1,218,500
Silicon Laboratories, Inc.
(b)
............... 5,404 549,911
Synaptics, Inc.
(b)
..................... 24,298 1,352,427
Universal Display Corp. ................ 3,888 488,449
Veeco Instruments, Inc.
(b)
............... 65,100 1,217,370
34,550,869
Software — 7.6%
A10 Networks, Inc. .................... 37,663 620,686
Adeia, Inc. ......................... 94,260 1,160,341
Agilysys, Inc.
(a) (b)
..................... 6,390 475,096
Alarm.com Holdings, Inc.
(b)
.............. 8,073 432,713
Amplitude, Inc. , Class A
(b)
............... 123,767 1,137,419
Appfolio, Inc. , Class A
(a) (b)
............... 4,999 1,032,393
Asana, Inc. , Class A
(b)
.................. 57,678 930,923
Aurora Innovation, Inc. , Class A
(b)
.......... 127,573 923,629
Bentley Systems, Inc. , Class B ............ 40,845 1,755,927
Blackbaud, Inc.
(b)
..................... 27,499 1,664,789
BlackLine, Inc.
(a) (b)
.................... 47,542 2,245,409
Box, Inc. , Class A
(b)
................... 43,581 1,360,599
Braze, Inc. , Class A
(b)
.................. 42,988 1,338,216
Cellebrite DI Ltd.
(a) (b)
................... 114,464 2,265,243
Clear Secure, Inc. , Class A .............. 157,139 3,878,190
Cognyte Software Ltd.
(a) (b)
............... 169,415 1,660,267
Commvault Systems, Inc.
(b)
.............. 21,336 3,565,886
Core Scientific, Inc.
(a) (b)
................. 62,279 504,460
CyberArk Software Ltd.
(b)
................ 6,798 2,393,984

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
D-Wave Quantum, Inc.
(a) (b)
............... 40,293 $ 278,425
Elastic NV
(b)
........................ 52,943 4,563,687
Five9, Inc.
(b)
........................ 10,259 257,911
Gitlab, Inc. , Class A
(a) (b)
................. 112,044 5,229,093
Guidewire Software, Inc.
(b)
............... 14,454 2,959,746
Intapp, Inc.
(b)
........................ 67,058 3,638,567
InterDigital, Inc. ...................... 9,167 1,842,567
JFrog Ltd.
(a) (b)
....................... 92,463 3,122,475
Klaviyo, Inc. , Class A
(a) (b)
................ 11,465 348,995
Life360, Inc.
(a) (b)
...................... 24,958 1,070,698
LiveRamp Holdings, Inc.
(b)
............... 11,537 301,808
Manhattan Associates, Inc.
(b)
............. 32,102 5,694,574
Monday.com Ltd.
(b)
.................... 32,822 9,222,654
Nutanix, Inc. , Class A
(a) (b)
................ 145,300 9,982,110
OneSpan, Inc. ....................... 10,929 162,514
PagerDuty, Inc.
(b)
..................... 73,936 1,146,747
Pegasystems, Inc. .................... 20,115 1,852,189
Porch Group, Inc.
(b)
................... 36,309 210,592
Procore Technologies, Inc.
(a) (b)
............ 107,637 6,898,455
Progress Software Corp. ................ 47,739 2,862,430
PROS Holdings, Inc.
(b)
................. 13,890 237,241
Q2 Holdings, Inc.
(b)
.................... 12,487 989,595
Qualys, Inc.
(b)
....................... 16,318 2,051,336
RADCOM Ltd.
(b)
...................... 75,141 905,449
Rapid7, Inc.
(b)
....................... 15,281 360,937
RingCentral, Inc. , Class A
(b)
.............. 92,511 2,359,030
Rubrik, Inc. , Class A
(b)
.................. 23,096 1,628,961
Samsara, Inc. , Class A
(a) (b)
............... 147,115 5,834,581
SentinelOne, Inc. , Class A
(b)
.............. 42,778 791,393
SimilarWeb Ltd.
(b)
..................... 55,795 420,694
SoundHound AI, Inc. , Class A
(a) (b)
.......... 52,088 483,898
Sprout Social, Inc. , Class A
(b)
............. 62,617 1,309,321
SPS Commerce, Inc.
(b)
................. 2,876 412,735
Tenable Holdings, Inc.
(b)
................ 14,384 439,719
UiPath, Inc. , Class A
(a) (b)
................ 73,146 873,363
Unity Software, Inc.
(a) (b)
................. 32,302 680,603
Varonis Systems, Inc.
(b)
................. 36,388 1,558,862
Workiva, Inc. , Class A
(b)
................. 65,571 4,935,529
Yext, Inc.
(b)
......................... 328,422 2,233,270
Zeta Global Holdings Corp. , Class A
(b)
....... 11,214 146,455
119,645,379
Specialized REITs — 0.9%
CubeSmart ......................... 42,451 1,726,482
EPR Properties ...................... 24,874 1,231,014
Gaming & Leisure Properties, Inc. ......... 68,312 3,269,412
Lamar Advertising Co. , Class A
(a)
.......... 47,305 5,383,782
Outfront Media, Inc. ................... 36,784 556,542
Rayonier, Inc. ....................... 37,966 928,649
Uniti Group, Inc. ..................... 259,101 1,274,777
14,370,658
Specialty Retail — 4.2%
Abercrombie & Fitch Co. , Class A
(b)
......... 50,187 3,483,982
Academy Sports & Outdoors, Inc. .......... 20,282 764,226
American Eagle Outfitters, Inc. ............ 48,560 511,337
Asbury Automotive Group, Inc.
(b)
........... 5,364 1,170,103
AutoNation, Inc.
(b)
..................... 22,449 3,909,493
Bath & Body Works, Inc. ................ 117,513 3,585,322
Buckle, Inc. (The) .................... 46,084 1,601,880
Caleres, Inc. ........................ 48,257 735,437
Carvana Co. , Class A
(b)
................. 45,095 11,018,963
Chewy, Inc. , Class A
(b)
................. 17,354 650,775
Designer Brands, Inc. , Class A ............ 78,208 218,200
Dick's Sporting Goods, Inc. .............. 35,297 6,626,659
Security
Shares
Shares Value
Specialty Retail (continued)
Foot Locker, Inc.
(b)
.................... 10,153 $ 124,577
GameStop Corp. , Class A
(a) (b)
............. 106,898 2,978,178
Gap, Inc. (The) ...................... 207,056 4,534,526
Genesco, Inc.
(b)
...................... 48,831 947,322
Group 1 Automotive, Inc. ................ 8,180 3,301,693
Guess?, Inc. ........................ 177,667 1,998,754
ODP Corp. (The)
(b)
.................... 81,571 1,115,891
Petco Health & Wellness Co., Inc.
(a) (b)
....... 64,638 190,682
RealReal, Inc. (The)
(b)
.................. 69,859 405,182
Signet Jewelers Ltd. ................... 48,527 2,877,651
Sleep Number Corp.
(b)
................. 32,624 254,141
Sonic Automotive, Inc. , Class A ........... 4,093 248,527
Stitch Fix, Inc. , Class A
(b)
................ 50,874 166,358
Upbound Group, Inc. .................. 52,000 1,034,800
Wayfair, Inc. , Class A
(a) (b)
................ 77,405 2,334,535
Williams-Sonoma, Inc. ................. 58,551 9,044,373
65,833,567
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc. , Class A
(b)
............. 107,258 4,865,223
Xerox Holdings Corp. .................. 679,432 2,996,295
7,861,518
Textiles, Apparel & Luxury Goods — 1.8%
Crocs, Inc.
(b)
........................ 28,221 2,721,069
Deckers Outdoor Corp.
(b)
................ 64,415 7,139,114
On Holding AG , Class A
(a) (b)
.............. 51,189 2,462,703
Oxford Industries, Inc. ................. 13,224 642,686
PVH Corp. ......................... 29,459 2,032,082
Ralph Lauren Corp. , Class A ............. 18,439 4,147,853
Tapestry, Inc. ........................ 93,866 6,631,633
Under Armour, Inc. , Class C, NVS
(a) (b)
....... 350,479 1,906,606
VF Corp. .......................... 78,713 935,110
28,618,856
Tobacco — 0.1%
Turning Point Brands, Inc. ............... 12,411 761,787
Universal Corp. ...................... 21,823 1,271,626
2,033,413
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc. ........ 8,407 2,045,255
Boise Cascade Co. ................... 27,264 2,543,186
Core & Main, Inc. , Class A
(a) (b)
............ 156,879 8,264,386
DNOW, Inc.
(b)
....................... 66,492 1,055,228
FTAI Aviation Ltd. ..................... 29,358 3,144,535
GATX Corp. ........................ 17,526 2,558,095
GMS, Inc.
(b)
......................... 14,649 1,073,186
H&E Equipment Services, Inc. ............ 26,996 2,424,511
MRC Global, Inc.
(b)
.................... 118,519 1,380,746
MSC Industrial Direct Co., Inc. , Class A ...... 3,281 250,931
Rush Enterprises, Inc. , Class A ........... 17,650 899,973
SiteOne Landscape Supply, Inc.
(b)
.......... 6,144 705,393
Watsco, Inc. ........................ 10,798 4,965,352
WESCO International, Inc. ............... 14,197 2,313,543
33,624,320
Water Utilities — 0.1%
American States Water Co. .............. 25,813 2,093,692
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc. ........... 26,387 989,249
Total Long-Term Investments — 99 .3%
(Cost: $ 1,573,456,445 ) ............................ 1,560,335,297

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.4%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(f)
................... 106,762,871 $ 106,805,577
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 9,496,672 9,496,672
Total Short-Term Securities — 7 .4%
(Cost: $ 116,280,927 ) .............................. 116,302,249
Total Investments — 106 .7%
(Cost: $ 1,689,737,372 ) ............................ 1,676,637,546
Liabilities in Excess of Other Assets — (6.7) % ............. (105,693,857)
Net Assets — 100.0% ...............................
$ 1,570,943,689
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 78,375,936 $ 28,429,987
(a)
$ — $ (2,018) $ 1,672 $ 106,805,577 106,762,871 $ 232,239
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 6,946,192 2,550,480
(a)
— — — 9,496,672 9,496,672 433,087 —
$ (2,018) $ 1,672 $ 116,302,249 $ 665,326 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 179 06/20/25 $ 1,763 $ 110,282
S&P Midcap 400 E-Mini Index ................................................. 4 06/20/25 1,143 38,933
$ 149,215

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 1,925,980 $ 38,155
(c)
$ 1,965,271 0 .1%
Monthly HSBC Bank plc
(d)
02/09/28 2,286,633 196,474
(e)
2,481,241 0 .1
Monthly
JPMorgan Chase
Bank NA
(f)
05/09/25 3,144,995 314,566
(g)
3,464,709 0 .2
$ 549,195 $ 7,911,221
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(1,136) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $1,866 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(5,148) of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
First Bancorp ............ 2,108 $ 41,401 2 .1%
Fulton Financial Corp. ...... 862 14,378 0 .7
OFG Bancorp ............ 1,323 52,060 2 .7
Preferred Bank ........... 14,645 1,169,550 59 .5
WaFd, Inc. .............. 775 22,111 1 .1
1,299,500
Consumer Finance
Bread Financial Holdings, Inc. . 1,090 51,720 2 .6
Containers & Packaging
Sealed Air Corp. .......... 1,489 41,037 2 .1
Financial Services
Jackson Financial, Inc. , Class A 615 47,915 2 .4
Insurance
Ambac Financial Group, Inc. .. 2,100 16,758 0 .9
Employers Holdings, Inc. .... 1,325 64,382 3 .3
Genworth Financial, Inc. , Class
A .................. 37,674 258,444 13 .2
339,584
Office REITs
Douglas Emmett, Inc. ...... 13,414 185,515 9 .4
Total Reference Entity — Long ............ 1,965,271
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 1,965,271
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Bank of Hawaii Corp. ....... 89 $ 5,884 0 .2
Fulton Financial Corp. ...... 4,314 71,957 2 .9
Preferred Bank ........... 12,424 992,181 40 .0
1,070,022
Capital Markets
Moelis & Co. , Class A ...... 2,438 130,628 5 .3
Consumer Finance
Bread Financial Holdings, Inc. . 3,122 148,139 6 .0
Containers & Packaging
Sealed Air Corp. .......... 2,166 59,695 2 .4
Financial Services
Jackson Financial, Inc. , Class A 12,683 988,132 39 .8
Shares Value
% of Basket
Value
Insurance
Employers Holdings, Inc. .... 939 $ 45,626 1 .8%
Genworth Financial, Inc. , Class
A .................. 5,685 38,999 1 .6
84,625
Total Reference Entity — Long ............ 2,481,241
Net Value of Reference Entity — HSBC Bank plc $ 2,481,241
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date May 9, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Fulton Financial Corp. ...... 3,333 $ 55,595 1 .6
Consumer Finance
Bread Financial Holdings, Inc. . 509 24,152 0 .7
Containers & Packaging
Sealed Air Corp. .......... 1,252 34,505 1 .0
Financial Services
Jackson Financial, Inc. , Class A 40,325 3,141,721 90 .7
Office REITs
Douglas Emmett, Inc. ...... 15,093 208,736 6 .0
Total Reference Entity — Long ............ 3,464,709
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 3,464,709

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,560,167,834 $ 167,462 $ 1 $ 1,560,335,297
Short-Term Securities
Money Market Funds ...................................... 116,302,249 — — 116,302,249
$ 1,676,470,083 $ 167,462 $ 1 $ 1,676,637,546
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 149,215 $ 549,195 $ — $ 698,410
$ 149,215 $ 549,195 $ — $ 698,410
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust